Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38209
Entity Registrant Name	Despegar.com, Corp.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Commerce House
Entity Address, Address Line Two	4th Floor
Entity Address, Address Line Three	Wickhams Cay 1
Entity Address, City or Town	Road Town, Tortola
Entity Address, Postal Zip Code	VG1110
Entity Address, Country	VG
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	DESP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	83,572,285
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001703141
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Fiscal Year Focus	2024
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Alameda Grajau, 219
Entity Address, Address Line Two	Alphaville Industrial
Entity Address, City or Town	Barueri, São Paulo
Entity Address, Country	BR
Contact Personnel Name	Monica Alexandra Soares da Silva
City Area Code	55
Local Phone Number	11 4632-1220